AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 31, 2008

INVESTMENT COMPANY ACT FILE NO. 811-

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO.	☐

LEGG MASON PERMAL GLOBAL

ACTIVE STRATEGIES MASTER FUND

(Exact name of Registrant as specified in charter)

55 Water Street

New York, NY 10041

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 857 - 7808

R. Jay Gerken

Legg Mason & Co., LLC

620 Eighth Avenue, 49th Floor

New York, NY 10018

(Name and address of agent for service)

PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

Sarah E. Cogan

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017-3954

EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). However, shares of beneficial interest (the “Shares”) in the Registrant are not being registered under the Securities Act of 1933, as amended (the  “1933 Act”), since such Shares will be issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in the Registrant.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the prospectus (the “Prospectus”) included in the Registration Statements on Form N-2 of Legg Mason Permal Global Active Strategies Fund (the “Registered Fund”) and Legg Mason Permal Global Active Strategies TEI Fund (the “TEI Fund”), each as filed with the Securities and Exchange Commission (the “SEC”) on March 31, 2008 (collectively, the “Feeder Funds’ Registration Statement”).

ITEM 3.   FEE TABLE AND SYNPOSIS

The following table illustrates the approximate expenses and fees that investors (the “Shareholders”) in Legg Mason Permal Global Active Strategies Master Fund (the “Master Fund”) are expected to bear directly or indirectly.

ANNUAL EXPENSES (as a percentage of average net assets)
Management Fee	%
Acquired Fund (Portfolio Fund) Fees and Expenses (1)%
Other Expenses	%

TOTAL ANNUAL EXPENSES	%
Less Waiver/Reimbursement (2)%
Net Annual Expenses	%

(1)

The Acquired Fund Fees and Expenses are comprised of the Master Fund’s estimated share of operating expenses and performance based incentive fees of the wide range of underlying investment vehicles in which it invests (the “Portfolio Funds”). The costs incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. In addition the underlying Portfolio Funds also incur trading expenses, including interest and dividend expenses, which are the byproduct of leveraging or hedging activities employed by the Portfolio Managers in order to seek to enhance or preserve the Portfolio Funds’ returns.

(2)

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s total ordinary expenses (other than extraordinary expenses and not including the Acquired Fund Fees and Expenses) to the extent necessary in order to cap the Master Fund’s total ordinary operating expenses at         % until                 . Without such contractual wavier and/or reimbursement, the Master Fund’s total ordinary operating expenses would be         %.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly.  For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled “Summary of Fund Expenses” in the Prospectus included the Feeder Funds’ Registration Statement.

The following example is intended to help you compare the cost of investing in the Master Fund with the cost of investing in other funds.  The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Master Fund.

Examples

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

The example above is based on the estimated fees and expenses set out above.  Actual expenses may be greater or less than those shown.  The rate of return of the Master Fund may be greater or less than the hypothetical 5% return used in the example.  A greater rate of return than that used in the example would increase the dollar amount of the investment advisory fee paid by the Master Fund.  The examples set forth above also include the “Acquired Fund Fees and Expenses” set forth in the fee table, an indirect expense of Shareholders.

ITEM 8.   GENERAL DESCRIPTION OF THE REGISTRANT

Legg Mason Permal Global Active Strategies Master Fund (the “Master Fund”) is a recently formed statutory trust under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company. Shares in the Master Fund will be issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Master Fund may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.  This Registration Statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the 1933 Act.

The Master Fund’s investment objective is to produce investment returns that have lower risk and less volatility than traditional investment returns and over time produce above market returns.  The Master Fund generally pursues its investment objective by allocating assets and investing primarily in hedge funds, commodity pools, funds-of-funds and other alternative investment pools managed by investment managers (the “Portfolio Managers”) as identified by the Master Fund’s investment sub-adviser (the “Adviser”). Portfolio Managers may employ any investment strategy or technique and may invest in securities of any region or country.  The strategies of the Portfolio Managers may include, but are not limited to, global equity long/short, global macro, global fixed income hedge and global event driven (including distressed debt and arbitrage) strategies.  The Portfolio Managers generally will not be affiliates of the investment adviser (the “Manager”) or the Adviser. The Master Fund is a “fund of hedge funds” that provides a means for investors to participate in investments in Portfolio Funds that pursue a variety of alternative strategies.

Information on the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund will principally invest, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “Investment Objective,” “Investment Strategy and Process,” “Portfolio Construction and Process,” “Borrowings by the Funds and the Master Fund,” “Additional Methods of Investing in Portfolio Funds,” “Additional Investment Policies” and “Risk Factors” in the Prospectus included in the Feeder Funds’ Registration Statement.

ITEM 9.   MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference the Feeder Funds’ Prospectus.  The following list identifies the specific sections of the Feeder Funds’ Prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)	Trustees and Officers

Item 9.1(b)	Management of the Funds

Item 9.1(c)	Management of the Funds

Item 9.1(d)	Administration

Item 9.1(e)	Custodian

Item 9.1(f)	Fund Expenses

Item 9.1(g)	Portfolio Transactions

Item 9.2	Not applicable

Item 9.3	See response to item 19 below

ITEM 10.   CAPITAL STOCK, LONG-TERM DEBT AND OTHER SECURITIES

Item 10.1.   Capital Stock

The Master Fund is a recently formed statutory trust under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company.  The following is a summary description of certain provisions of the Master Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”).

The Declaration of Trust provides that the Master Fund may issue up to an unlimited number of shares.  The shares will be duly authorized, fully paid and nonassessable.  Shareholders are entitled to receive distributions when authorized by the Board of Trustees and declared by the Master Fund out of assets legally available for the payment of distributions.  They also are entitled to share ratably in the assets legally available for distribution to shareholders in the event of liquidation, dissolution or winding up, after payment of, or adequate provision for, all of the Fund’s known debts and liabilities.  These rights are subject to the preferential rights of any other class of the Master Fund.

Each outstanding share entitles the holder to one vote on all matters submitted to a vote of shareholders, including the election of Trustees.

No Right of Redemption. No Shareholder (or other person holding a Share or a portion of a Share acquired from a Shareholder) will have the right to require the Master Fund to redeem any of its Shares.  No public market exists for the Shares, and none is expected to develop in the future.

Share Repurchases. The Board may, from time to time and in its sole discretion, determine to cause the Master Fund to offer to repurchase Shares from Shareholders pursuant to written tender offers by Shareholders.  The Adviser anticipates that it will recommend to the Bard to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Registered Fund and the Legg Mason Permal Global Active Strategies TEI Fund (the “TEI Fund”) to conduct repurchase offers for Shares.  However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer.  The Master Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Master Fund’s repurchase offers.

Number of Trustees; Vacancies.  The Declaration of Trust provides that the number of Trustees may be established only by the Board of Trustees but may not be fewer than one or more than fifteen.  Accordingly, at such time, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining Trustees in office, even if the remaining Trustees do not constitute a quorum, subject to any applicable requirements of the 1940 Act and the terms of any class.

Removal of Trustees.  The Declaration of Trust provides that a trustee may be removed only for cause and only by action taken by a majority of the remaining trustees followed by the affirmative vote of at least 75% of the votes entitled to be cast generally in the election of trustees.  This provision, when coupled with the provision in the Declaration of Trust authorizing only the Board of Trustees to fill vacant trustee positions (unless otherwise required by the 1940 Act), precludes shareholders from removing incumbent trustees except for cause and by a substantial affirmative vote and filling the vacancies created by the removal with their own nominees.

Amendments to the Fund’s Declaration of Trust.     The Declaration of Trust may be restated or amended at any time by an instrument in writing signed by a majority of the Board of Trustees or a resolution adopted by a majority of the Board of Trustees and, if required by applicable law or the Declaration of Trust or the By-Laws, by approval of such amendment by the shareholders in accordance with the Declaration of Trust and By-Laws.  Any such restatement or amendment of the Declaration of Trust shall be effective immediately upon execution and approval.  The Declaration of Trust cannot be amended to impair the exemption from personal liability of the shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments on shareholders.

Termination of the Trust.  The Declaration of Trust provides that the Trust may be dissolved only upon the approval of at least 80% of the Trustees.

Item 10.2.      Long-Term Debt

Not applicable.

Item 10.3.      General

Not applicable.

Item 10.4.      Taxes

Information on the taxation of the Master Fund is incorporated by reference from the section entitled “Certain Tax Considerations” in the Prospectus included in the Feeder Funds’ Registration Statement.

Item 10.5.      Outstanding Securities

As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

Item 10.6       Securities Ratings

Not applicable.

ITEM 11.       DEFAULTS AND ARREARS ON SENIOR SECURITIES

Not applicable.

ITEM 12.       LEGAL PROCEEDINGS

Not applicable.

ITEM 13.                      TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Not applicable.

PART B

Part B of this Registration Statement should be read in conjunction with Part A.  Capitalized terms used in this Part B and not otherwise defined have the meanings give them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated by reference from the Feeder Funds’ Registration Statement on Form N-2.

ITEM 14.       COVER PAGE

Not applicable.

ITEM 15.       TABLE OF CONTENTS

Not applicable.

ITEM 16.       GENERAL INFORMATION AND HISTORY

Not applicable.

ITEM 17.       INVESTMENT OBJECTIVES AND POLICIES

Part A contains basic information about the investment objective, policies and limitations of the Master Fund.  This Part B supplements the discussion in Part A of the investment objective, policies and limitations of the Master Fund.

Information in response to this item is incorporated by reference from the sections entitled “Investment Objective,” “Investment Strategy and Process,” “Portfolio Construction and Process,” “Borrowing by the Funds and the Master Fund,” “Additional Methods of Investing in Portfolio Funds,” “Additional Investment Policies” and “Risk Factors” in the Prospectus included in the Feeder Funds’ Registration Statement.

ITEM 18.       MANAGEMENT

Information in response to this item is incorporated by reference from the sections entitled “Trustees and Officers,” “Management of the Funds” and “Codes of Ethics” in the Prospectus included in the Feeder Funds’ Registration Statement.

ITEM 19.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Registered Fund and the TEI Fund each intend to invest substantially all of its assets in the Master Fund and may become a 5% holder of the Master Fund.  As of             , 2008, the trustees and officers of the Master Fund collectively owned less than one percent of the Master Fund’s Shares by value.  As of               , 2008, the following shareholders owned 5% or more of the Master Fund’s outstanding Shares by value:

Name	Address		Percentage of Ownership
Legg Mason Permal Global Active Strategies Fund		(1)		(2)
Legg Mason Permal Global Active Strategies TEI Fund		(1)		(2)

(1) The Registered Fund and the TEI Fund each have the same address as the Master Fund.

(2) It is expected that, in addition to the Registered Fund’s and the TEI Fund’s investments in the Master Fund, an affiliate of the Manager will also make a seed investment in the Master Fund.

To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a “control person” of the Master Fund for purposes of the 1940 Act.

ITEM 20.       INVESTMENT ADVISORY AND OTHER SERVICES

Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Management of the Funds,” “Administration,” “Custodian,” “Fund Expenses” and “Accountants and Legal Counsel” in the Prospectus included in the Feeder Funds’ Registration Statement.

ITEM 21.       PORTFOLIO MANAGERS

Information about the Master Fund’s portfolio managers is incorporated by reference from the section entitled “Management of the Funds” in the Prospectus included in the Feeder Funds’ Registration Statement.

ITEM 22.       BROKERAGE ALLOCATION AND OTHER PRACTICES

A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section entitled “Portfolio Transactions” in the Prospectus included in the Feeder Funds’ Registration Statement.

ITEM 23.       TAX STATUS

Information on the tax status of the Master Fund is incorporated by reference from the Section entitled “Certain Tax Considerations” in the Prospectus included in the Feeder Funds’ Registration Statement.

ITEM 24.       FINANCIAL STATEMENTS

The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

PART C

OTHER INFORMATION

ITEM 25.       FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements:

Included in Part A: None

Included in Part B: None

(2)	Exhibits

	(a)(1)	Certificate of Trust – filed herein

	(a)(2)	Agreement and Declaration of Trust (1)

	(b)	By-laws (1)

	(c)	Not applicable

	(d)	Exhibit (a)(2) is incorporated herein by reference

	(e)	Not applicable

	(f)	Not applicable

	(g)(1)	Form of Management Agreement (1)

	(g)(2)	Form of Sub-Advisory Agreement (1)

	(h)	Not applicable

	(i)	Not applicable

	(j)	Form of Custody Agreement (1)

	(k)	From of Administration Agreement (1)

	(l)	Not applicable

	(m)	Not applicable

	(n)	Not applicable

	(o)	Not applicable

	(p)	Not applicable

(q)	Not applicable

(r)(1)	Code of Ethics of the Master Fund (1)

(r)(2)	Code of Ethics of Legg Mason Partners Fund Adviser, LLC (1)

(r)(3)	Code of Ethics of Permal Asset Management Inc. (1)

(1) To be filed by amendment

ITEM 26.       MARKETING ARRANGEMENTS

Not applicable.

ITEM 27.       OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering the Master Fund are minimal and are consolidated with those of the Registered Fund and the TEI Fund.

ITEM 28.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

No person is directly or indirectly controlled by or under common control with the Registrant, except that the Registrant may be deemed to be controlled by Legg Mason Partners Fund Advisor, LLC, the investment manager to the Registrant.  Additional information regarding the investment manager is set out on its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-66785).

ITEM 29.       NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of record holders as of           , 2008, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Shares of Beneficial Interests

ITEM 30.       INDEMNIFICATION

Section 5.2 of the Registrant’s Agreement and Declaration of Trust provides as follows:

(a)  The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification.  The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives.  No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of Shareholders or Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

ITEM 31.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to the directors and officers of Legg Mason Partners Fund Advisor, LLC, the Registrant’s investment adviser (the “Manager”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-66785) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of Permal Asset Management Inc., LLC, the Registrant’s investment sub-adviser (the “Adviser”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61864) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 32.       LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant, (2) the Registrant’s Adviser and (3) the Registrant’s Administrator.  The address of each is as follows:

1. 55 Water Street, New York, NY 10041

2. 900 Third Avenue, New York, NY 10022

3. 8800 Tinicum Boulevard, 4th Floor, Philadelphia, PA 19151

ITEM 33.       MANAGEMENT SERVICES

Not applicable.

ITEM 34.       UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and the State of New York on the 31st day of March 2008.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND

By:	/s/ Robert I. Frenkel
Name: Robert I. Frenkel
Title: Secretary